Purchases and other expenses - Provisions for litigation - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses
Total provision for litigation	€ 387	€ 405	€ 525	€ 643
o/w non-current provision	47	51	46
o/w current provision	€ 340	€ 353	€ 479